UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 –	Schedule of Investments

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc.

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC	$436,386	$522,860,439

Total Investments (Cost - $587,653,965) - 100.4%		522,860,439
Liabilities in Excess of Other Assets - (0.4)%		(2,100,692)

Net Assets - 100.0%		$520,759,747

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$522,860,439
Level 3	—

Total	$522,860,439

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ACE Securities Corp. Series 2006-FM2 Class A2A, 0.524%, 8/25/36 (a)	USD	2,888	$2,211,176
AEP Texas Central Transition Funding Series 2006-A Class A2, 4.98%, 7/01/15		6,425	6,638,216
Aegis Asset Backed Securities Trust Series 2006-1 Class A1, 0.554%, 1/25/37 (a)		1,460	1,380,262
American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11		5,475	5,452,088
Ameriquest Mortgage Securities, Inc. Series 2004-FR1 Class A5, 4.455%, 5/25/34 (a)		6,841	5,616,424
Asset Backed Funding Certificates Series 2006-OPT2 Class A3A, 0.534%, 10/25/36 (a)		637	622,421
Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%, 5/15/12 (b)		1,250	1,243,243
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A, 0.534%, 5/25/37 (a)		6,372	3,695,796
Countrywide Asset Backed Certificates Series 2006-20 Class 2A1, 0.524%, 4/25/37 (a)		1,359	1,293,894
Daimler Chrysler Auto Trust Series 2006-C Class A3, 5.02%, 7/08/10		1,445	1,439,912
First Horizon Asset Backed Securities Trust Series 2004- HE4 Class A2, 4.07%, 7/25/19		1,024	892,203
Ford Credit Auto Owner Trust Series 2008-A Class A3A, 3.96%, 4/15/12		7,825	7,449,441
Ford Credit Auto Owner Trust Series 2008-B Class A2, 1.756%, 12/15/10 (a)		1,775	1,755,195
GCO Slims Trust Series 2006-1A Class NOTE, 5.72%, 3/01/22 (b)		4,079	3,426,613
GSAA Trust Series 2004-10 Class AF2, 4.22%, 8/25/34 (a)		829	796,804
GSAMP Trust Series 2005-AHL Class A3, 0.814%, 4/25/35 (a)		1,853	1,700,396
HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1, 0.524%, 10/25/36 (a)		2,083	1,554,420
Honda Auto Receivables Owner Trust Series 2005-4 Class A4, 4.60%, 11/22/10		1,329	1,337,856
Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%, 10/15/10		2,083	2,097,443
JPMorgan Mortgage Acquisition Corp. Series 2007-CH5 Class A2, 0.524%, 11/25/29 (a)		5,052	4,290,078
Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A, 0.514%, 1/25/37 (a)		1,910	1,698,393
Morgan Stanley ABS Capital I Series 2007-HE6 Class A1, 0.534%, 5/25/37 (a)		4,004	3,549,075

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)		Value

	National Collegiate Student Loan Trust Series 2005-2 Class AIO, 7.73%, 3/25/12 (c)	USD	16,400	$1,184,244
	National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75%, 12/25/09 (c)		33,293	1,883,136
	PG&E Energy Recovery Funding LLC Series 2005-1 Class A4, 4.37%, 6/25/14		3,520	3,590,402
	Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class AF3, 4.142%, 5/25/35 (a)		938	871,142
	Residential Asset Mortgage Products, Inc. Series 2003- RZ3 Class A6, 3.40%, 3/25/33		8,201	4,840,118
	SLM Student Loan Trust Series 2002-1 Class A2, 1.269%, 4/25/17 (a)		2,143	2,055,416
	SLM Student Loan Trust Series 2002-4 Class A4, 1.46%, 3/15/17 (a)		3,573	3,440,917
	SLM Student Loan Trust Series 2005-8 Class A2, 1.249%, 7/25/22 (a)		5,677	5,524,098
	SLM Student Loan Trust Series 2008-5 Class A2, 2.259%, 10/25/16 (a)		8,775	8,255,704
	SLM Student Loan Trust Series 2008-5 Class A3, 2.459%, 1/25/18 (a)		9,400	8,454,943
	Securitized Asset Backed Receivables LLC Trust Series 2007-NC2 Class A2A, 0.514%, 1/25/37 (a)		1,969	1,752,114
	Soundview Home Equity Loan Trust Series 2003-2 Class A2, 1.124%, 11/25/33 (a)		5,707	2,212,245
	Soundview Home Equity Loan Trust Series 2007-OPT3 Class 2A1, 0.534%, 8/25/37 (a)		2,595	2,264,191
	USAA Auto Owner Trust Series 2006-1 Class A3, 5.01%, 9/15/10		480	480,811
	Wells Fargo Home Equity Trust Series 2007-2 Class A1, 0.564%, 4/25/37 (a)		3,116	2,756,824

	Total Asset-Backed Securities - 21.0%			109,707,654

Industry	Corporate Bonds

Aerospace & Defense - 1.4%	Boeing Co., 5.125%, 2/15/13		1,255	1,280,237
	Honeywell International, Inc., 3.875%, 2/15/14		2,940	2,911,920
	Northrop Grumman Corp., 7.125%, 2/15/11		3,075	3,287,273

				7,479,430

Airlines - 0.1%	American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12		471	429,914

Beverages - 0.8%	Bottling Group LLC, 6.95%, 3/15/14 (d)		1,290	1,465,488
	PepsiAmericas, Inc., 4.375%, 2/15/14		2,525	2,527,820

				3,993,308

Capital Markets - 1.0%	Deutsche Bank AG, 5.375%, 10/12/12		1,790	1,804,988
	The Goldman Sachs Group, Inc., 1.625%, 7/15/11		3,505	3,487,591

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Lehman Brothers Holdings, Inc., 2.951%, 5/25/10 (e)(f)	USD	1,605	$196,613
				5,489,192

Commercial Banks - 3.4%	Fifth Third Bank, 4.20%, 2/23/10		4,785	4,538,439
	National City Bank, 4.15%, 8/01/09		5,280	5,242,396
	US Bank NA, 6.375%, 8/01/11		4,500	4,730,108
	Wachovia Corp., 6.15%, 3/15/09		1,500	1,500,470
	Wells Fargo Bank NA, 6.45%, 2/01/11		2,000	2,021,350

				18,032,763

Computers & Peripherals - 0.6%	Hewlett-Packard Co., 4.25%, 2/24/12		3,290	3,330,694

Diversified Financial Services - 3.8%	Bank of America Corp., 4.875%, 9/15/12		2,255	2,013,081
	General Electric Capital Corp., 1.30%, 11/01/12 (a)		6,350	5,199,094
	General Electric Capital Corp. Series A, 3.75%, 12/15/09		2,700	2,702,349
	JPMorgan Chase & Co., 5.60%, 6/01/11		3,750	3,822,998
	JPMorgan Chase & Co., 2.20%, 6/15/12		2,965	2,964,199
	JPMorgan Chase & Co., 4.75%, 5/01/13		3,000	2,907,240

				19,608,961

Diversified Telecommunication Services - 1.9%	AT&T, Inc., 4.125%, 9/15/09 (g)		1,810	1,828,862
	AT&T, Inc., 4.95%, 1/15/13		1,750	1,753,798
	AT&T, Inc., 4.85%, 2/15/14		2,995	2,970,788
	Qwest Corp., 5.246%, 6/15/13 (a)		250	211,875
	Telefonica Emisiones SAU, 5.984%, 6/20/11		3,165	3,273,873
				10,039,196

Electric Utilities - 0.5%	FPL Group Capital, Inc., 5.625%, 9/01/11		1,040	1,096,412
	Florida Power Corp., 6.65%, 7/15/11		1,325	1,416,094

				2,512,506

Food & Staples Retailing - 0.4%	CVS Caremark Corp., 5.75%, 8/15/11		1,795	1,855,321

Food Products - 0.2%	Kraft Foods, Inc., 5.625%, 8/11/10		1,115	1,145,552

Insurance - 0.8%	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (b)		3,715	3,548,969
	ZFS Finance (USA) Trust I, 6.15%, 12/15/65 (a)(b)		1,125	531,444

				4,080,413

Media - 2.4%	British Sky Broadcasting Group Plc, 8.20%, 7/15/09		2,825	2,861,623
	Comcast Corp., 1.46%, 7/14/09 (a)		3,970	3,940,098
	Cox Communications, Inc., 7.75%, 11/01/10		1,070	1,092,590
	News America, Inc., 6.75%, 1/09/38		1,220	1,228,850
	Time Warner Cable, Inc., 6.20%, 7/01/13		3,600	3,486,395

				12,609,556

Multi-Utilities - 2.7%	CenterPoint Energy Transition Bond Co. LLC Series A-2, 4.97%, 8/01/14		6,213	6,406,768
	Cincinnati Gas & Electric, 5.70%, 9/15/12		3,010	3,043,808
	Dominion Resources, Inc. Series D, 5.125%, 12/15/09		2,000	2,011,818

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Energy East Corp., 6.75%, 6/15/12	USD	2,650	$2,575,135

				14,037,529

Oil, Gas & Consumable Fuels - 1.6%	Anadarko Petroleum Corp., 2.396%, 9/15/09 (a)		790	781,556
	Conoco Funding Co., 6.35%, 10/15/11		2,775	2,988,506
	Midamerican Energy Holdings Co., 5.875%, 10/01/12		1,165	1,200,400
	Midamerican Funding LLC, 6.75%, 3/01/11		1,315	1,355,052
	XTO Energy, Inc., 5%, 8/01/10		2,180	2,173,218

				8,498,732

Pharmaceuticals - 1.3%	Novartis Capital Corp., 4.125%, 2/10/14		2,625	2,649,336
	Roche Holdings, Inc., 4.50%, 3/01/12 (b)		3,855	3,918,361

				6,567,697

Real Estate Investment Trusts (REITs) - 0.2%	Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,154,341

Thrifts & Mortgage Finance - 0.2%	Sovereign Bancorp, Inc., 1.728%, 3/23/10 (a)		1,285	1,189,120

Wireless Telecommunication Services - 1.1%	Verizon Wireless Capital LLC, 5.25%, 2/01/12 (b)		5,665	5,584,466

	Total Corporate Bonds - 24.4%			127,638,691

	US Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 3/15/39 (h)		5,600	5,610,500
	5.00%, 12/01/21		13,601	14,082,374
	5.50%, 11/01/17 - 12/01/18 (g)		11,872	12,371,677
	Freddie Mac Mortgage Participation Certificates:
	5.50%, 10/01/17		1,285	1,340,925
	5.812%, 11/01/36		3,934	4,074,100
	Ginnie Mae MBS Certificates, 3.75%, 11/20/34 (a)		2,435	2,427,359

	Total US Government Agency
	Mortgage-Backed Securities - 7.6%			39,906,935

	US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

	Fannie Mae Trust Series 360 Class 2, 5%, 8/01/35 (c)		3,218	459,715
	Fannie Mae Trust Series 2003-67 Class GL, 3%, 1/25/25		205	204,609
	Fannie Mae Trust Series 2006-25 Class TA, 6%, 11/25/29		3,804	3,894,739
	Fannie Mae Trust Series 2006-M2 Class A1A, 4.855%, 8/25/16 (a)		3,126	3,224,383
	Fannie Mae Trust Series 2007-22 Class SD, 4.008%, 3/25/37 (a)(c)		16,212	1,187,421
	Fannie Mae Trust Series 2007-60 Class AX, 4.678%, 7/25/37 (a)(c)		9,530	999,955

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)		Value

	Freddie Mac Multiclass Certificates Series 3249 Class SM, 4.136%, 12/15/36 (a)(c)	USD	7,811	$680,139
	Freddie Mac Multiclass Certificates Series 3439 Class SB, 4.286%, 4/15/38 (a)(c)		9,209	727,060

	Total US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 2.2%			11,378,021

State	Municipal Bonds

Iowa - 0.5%	Tobacco Settlement Authority of Iowa, Asset-Backed Revenue Refunding Bonds, Series B, General Obligation Bonds, 5.30%, 6/01/11 (i)		2,375	2,554,146

	Total Municipal Bonds - 0.5%			2,554,146

	Non-US Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 14.8%	American Home Mortgage Assets Series 2006-6 Class A1A, 0.664%, 12/25/46 (a)		5,762	2,104,404
	American Home Mortgage Investment Trust Series 2006-3 Class 11A1, 0.654%, 12/25/46 (a)		7,762	3,150,373
	Bank of America Mortgage Securities, Inc. Series 2006-B Class 3A1, 6.154%, 11/20/36 (a)		4,533	2,554,077
	Bank of America Mortgage Securities, Inc. Series 2003-J Class 2A1, 5.291%, 11/25/33 (a)		1,804	1,391,472
	BlackRock Capital Finance LP Series 1997-R2 Class AP, 10.466%, 12/25/35 (a)(b)(j)(k)		56	56,085
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB8 Class 2A1, 5.165%, 12/20/35 (a)		3,465	1,651,404
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-AF1 Class A1, 0.554%, 4/25/36 (a)		103	101,124
	GSR Mortgage Loan Trust Series 2005-AR1 Class 2A1, 4.911%, 1/25/35 (a)		7,659	4,657,066
	Homebanc Mortgage Trust Series 2005-3 Class A1, 0.714%, 7/25/35 (a)		6,346	2,933,355
	IndyMac INDX Mortgage Loan Trust Series 2006-AR41 Class A3, 0.654%, 2/25/37 (a)		2,921	1,136,799
	JPMorgan Mortgage Trust Series 2007-A1 Class 2A1, 4.74%, 7/25/35 (a)		5,713	4,302,789
	Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 7.901%, 11/25/34 (a)(b)		126	81,844
	Permanent Financing Plc Series 5 Class 3A, 1.453%, 6/10/34 (a)		7,100	6,983,361
	Permanent Master Issuer Plc Series 2007-1 Class 2A1, 4.31%, 1/15/16 (a)		4,785	4,484,837
	Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 0.654%, 11/25/36 (a)		3,385	1,373,483
	Residential Asset Securitization Trust Series 2005-A5 Class A12, 0.774%, 5/25/35 (a)		2,724	1,614,164

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-US Government Agency	Par
	Mortgage-Backed Securities	(000)		Value

	Salomon Brothers Mortgage Securities VI, Inc. Series 1986-1 Class A, 6%, 12/25/11	USD	4	$3,875
	Structured Mortgage Asset Residential Trust Series 1991-1 Class H, 8.25%, 6/25/22		5	4,871
	SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3, 5.711%, 4/25/37 (a)		5,776	3,047,662

	Thornburg Mortgage Securities Trust Series 2006-4 Class A2B, 0.594%, 7/25/36 (a)		1,823	1,532,537
	Thornburg Mortgage Securities Trust Series 2007-1 Class A2B, 0.574%, 3/25/37 (a)		3,120	2,590,167
	Thornburg Mortgage Securities Trust Series 2007-1 Class A3A, 0.574%, 3/25/37 (a)		2,434	2,006,373

	Thornburg Mortgage Securities Trust Series 2007-2 Class A2A, 0.604%, 6/25/37 (a)		3,109	2,558,910
	WaMu Mortgage Pass-Through Certificates Series 2000-1 Class B1, 0.874%, 1/25/40 (a)(b)		4	183
	WaMu Mortgage Pass-Through Certificates Series 2004- AR3 Class A1, 3.918%, 6/25/34 (a)		11,462	8,618,364
	WaMu Mortgage Pass-Through Certificates Series 2005- AR12 Class 1A6, 4.835%, 10/25/35 (a)		7,175	3,461,373

	WaMu Mortgage Pass-Through Certificates Series 2007- HY3 Class 4A1, 5.339%, 3/25/37 (a)		6,585	3,624,688
	Walsh Acceptance Series 1997-2 Class A, 2.474%, 3/01/27 (a)		36	4,559
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A1, 5.24%, 4/25/36 (a)		7,150	3,861,177
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10 Class 2A1, 5.629%, 7/25/36 (a)		5,518	3,219,509
	Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 2A7, 6%, 7/25/37		4,983	4,328,066

				77,438,951

Commercial Mortgage-Backed Securities - 11.9%	Bank of America Commercial Mortgage, Inc. Series 2000-1 Class A2A, 7.333%, 11/15/31 (a)		2,833	2,841,989
	CS First Boston Mortgage Securities Corp. Series 1999-C1 Class A2, 7.29%, 9/15/41		2,319	2,320,037
	CS First Boston Mortgage Securities Corp. Series 2002-CKS4 Class A1, 4.485%, 11/15/36		2,366	2,258,408
	CS First Boston Mortgage Securities Corp. Series 2003-CPN1 Class ASP, 1.584%, 3/15/35 (a)(c)		62,178	801,018
	Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2, 7.198%, 1/15/32		3,565	3,557,763
	Chase Manhattan Bank-First Union National Bank Series 1999-1 Class A2, 7.439%, 8/15/31 (a)		3,273	3,268,626
	Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.70%, 12/10/49 (a)		7,600	4,562,921

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-US Government Agency		Par
	Mortgage-Backed Securities		(000)	Value

	Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2, 7.03%, 6/15/31	USD	281	$280,096
	GMAC Commercial Mortgage Securities, Inc. Series 2001-C2 Class A2, 6.70%, 4/15/34		5,299	5,215,885
	Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP, 2.059%, 1/11/35 (a)(c)		33,967	530,089
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A3, 6.26%, 3/15/33		11,742	11,520,832
	LB Commercial Conduit Mortgage Trust Series 1999-C1 Class A2, 6.78%, 6/15/31		6,484	6,466,891
	LB-UBS Commercial Mortgage Trust Series 2002-C4 Class XCP, 1.475%, 10/15/35 (a)(c)		59,742	475,662
	LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A2, 4.567%, 6/15/29 (a)		3,165	3,152,152
	LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1, 3.625%, 10/15/29		1,426	1,405,664
	Morgan Stanley Dean Witter Capital I Series 2000-LIF2 Class A2, 7.20%, 10/15/33		1,413	1,408,442
	PNC Mortgage Acceptance Corp. Series 2000-C2 Class A2, 7.30%, 10/12/33 (a)		4,109	4,098,184
	TIAA Retail Commercial Trust Series 2007-C4 Class A1, 5.69%, 8/15/39 (a)		5,574	5,328,000
	Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A4, 5.74%, 5/15/43 (a)		3,625	2,490,132

				61,982,791

	Total Non-US Government Agency Mortgage-Backed Securities - 26.7%			139,421,742

	US Government Obligations

	Fannie Mae, 2.875%, 10/12/10 (k)		8,230	8,426,681
	Fannie Mae, 6.25%, 2/01/11		1,505	1,589,279
	Fannie Mae, 2%, 2/11/11		3,895	3,894,611
	Fannie Mae, 2%, 1/09/12		11,610	11,661,827
	Fannie Mae, 5.25%, 8/01/12 (k)		5,960	6,184,531
	Fannie Mae, 3.875%, 7/12/13		9,250	9,777,398
	Fannie Mae, 2.875%, 12/11/13		7,925	8,007,594
	Freddie Mac, 5.75%, 1/15/12 (d)		40,500	44,774,208
	Freddie Mac, 2.125%, 3/23/12		3,070	3,067,507
	US Treasury Notes, 1.75%, 11/15/11 (k)		2,595	2,625,829
	US Treasury Notes, 1.375%, 2/15/12 (k)		4,020	4,015,900
	US Treasury Notes, 3.875%, 5/15/18 (k)		3,150	3,374,438

	Total US Government Obligations - 20.5%			107,399,803

	Preferred Securities

Industry	Capital Trusts

Insurance - 0.1%	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(b)		1,900	732,108

	Total Preferred Securities - 0.1%			732,108

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par (000)		Value

	Total Investments Before Options Written and TBA Sale Commitments (Cost - $603,293,026*) - 103.0%			$538,739,100

	TBA Sale Commitments

	Fannie Mae Guaranteed Pass-Through Certificates, 5.50%, 11/01/17 - 12/01/18	USD	(3,000)	(3,109,686)

	Total TBA Sale Commitments (Proceeds - $3,102,891) - (0.6)%			(3,109,686)

	Options Written	Contracts (l)

Over-the-Counter Call Swaptions	Pay a fixed rated of 2.90% and receive a floating rate based on 3-month LIBOR, expiring January 2011, Broker Citibank, NA	51		(522,880)

Over-the-Counter Put Swaptions	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring January 2011, Broker Citibank, NA	51		(753,033)

	Total Options Written (Premiums Received - $1,220,550) - (0.2)%			(1,275,913)

	Total Investments, Net of TBA Sale Commitments and Options Written - 102.2%			534,353,501
	Liabilities in Excess of Other Assets - (2.2)%			(11,493,062)

	Net Assets - 100.0%			$522,860,439

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$603,293,026

Gross unrealized appreciation	$5,048,305
Gross unrealized depreciation	(69,602,231)

Net unrealized depreciation	$(64,553,926)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

Security	Counterparty	Market Value	Unrealized Depreciation

Fannie Mae Guaranteed Pass-Through Certificates, 5.50%, 11/01/17 - 12/01/18	Barclays Capital Plc	$(1,554,843)	$(3,398)
Fannie Mae Guaranteed Pass-Through Certificates, 4.50%, 3/15/39	Citigroup NA	$5,610,500	$(36,750)
Fannie Mae Guaranteed Pass-Through Certificates, 5.50%, 11/01/17 - 12/01/18	JPMorgan Chase Bank	$(1,554,843)	$(3,398)

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)

(i)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain/Loss	Income

BlackRock Capital Finance LP Series 1997-R2 Class AP, 10.466%, 12/25/35	—	$1,921	$11	$1,402

(k)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.

(l)	One contract represents a notional amount of $1,000,000.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of February 28, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Barclays Capital, Inc.	0.30%	2/06/09	TBD	$3,066,613	$3,066,000
JP Morgan Securities, Inc.	0.35%	2/10/09	TBD	5,069,211	5,068,226
JP Morgan Securities, Inc.	0.32%	2/18/09	TBD	3,717,729	3,717,350
JP Morgan Securities, Inc.	0.26%	2/25/09	TBD	2,643,751	2,643,656
JP Morgan Securities, Inc.	0.33%	2/25/09	TBD	5,367,272	5,367,075

Total				$19,864,576	$19,862,307

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

	Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

	USD 1,055,371	EUR 805,000	Deutsche Bank AG	3/18/09	$34,997
	USD 548,636	GBP 370,000	UBS AG	3/18/09	18,991

	Total				$53,988

•	Financial futures contracts purchased as of February 28, 2009 were as follows:

	Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

	47	EuroBobl Future	Eurex	March 2009	$6,867,426	$91,410
	66	Euro-Schartz	Eurex	March 2009	$8,948,046	107,709
	462	2-Year US Treasury Bond	Chicago	June 2009	$99,923,077	150,455
	22	Euro Bund Future	Eurex	June 2009	$3,473,988	(31,747)
	42	Long-Gilt Future	LIFFE	June 2009	$7,289,702	(121,947)

	Total					$195,880

•	Financial futures contracts sold as of February 28, 2009 were as follows:

	Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

	234	5-Year US Treasury Bond	June 2009	$27,203,280	$(77,829)
	10	20-Year US Treasury Bond	June 2009	$1,246,307	12,869

	Total				$(64,960)

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)

•	Interest rate swaps outstanding as of February 28, 2009 were as follows:

		Notional Amount (000)	Unrealized Depreciation

	Pay a fixed rate of 4.055% and receive a floating rate based on 3-month LIBOR Broker, Credit Suisse International Expires November 2018	USD 5,000	$(357,644)

•	Currency Abbreviations:

	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•

Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	—	—	$362,443	$(231,523)
Level 2	$495,606,002	$(22,971,993)	53,988	(1,633,557)
Level 3	43,133,098	—	—	—

Total	$538,739,100	$(22,971,993)	$416,431	$(1,865,080)

* Other financial instruments are futures, swaps, foreign currency exchange and option contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are at shown at market value.

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments February 28, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of June 30, 2008	$58,018
Accrued discounts/premiums	—
Realized gain (loss)	12
Change in unrealized appreciation (depreciation)[1]	(14,038,067)
Net purchases (sales)	(1,933)
Net transfers in/out of Level 3	57,115,068

Balance, as of February 28, 2009	$43,133,098

[1] Included in the related net change in unrealized appreciation/depreciation.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 22, 2009